Cover Page	Nov. 05, 2026
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Nov. 05, 2026
Entity Information [Line Items]
Registrant Name	KIMBERLY-CLARK CORPORATION
Entity Incorporation, State or Country Code	DE
Entity File Number	1-225
Entity Tax Identification Number	39-0394230
Entity Addresses [Line Items]
Entity Address, Address Line One	P.O. Box 619100
Entity Address, City or Town	Dallas,
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75261-9100
City Area Code	(972)
Local Phone Number	281-1200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock-$1.25 par value
Trading Symbol	KMB
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Central Index Key	0000055785
Amendment Flag	false